Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Warrants

8. Warrants

In connection with the Private Placement in December 2014, the Company issued the Placement Warrants to acquire a combined up to 542,360 shares of its common stock at an exercise price of two dollars per share ($2.00) to the Placement Agents and their designees during December 2014. The Placement Warrants are exercisable at any time at the option of the holder until the five year anniversary of its date of issuance. The number of shares of common stock issuable upon the exercise of each Placement Warrant is adjustable in the event of certain stock dividends, stock splits, combinations of shares and similar transactions. Upon exercise, the aggregate exercise price of the warrants issued are payable by the holders in cash.

The Company estimated the fair value of the Placement Warrants as of the grant date to be $664,064 and recognized the full amount in general and administrative expense for the year ended December 31, 2014.

10. Warrants

In connection with the Private Placement, the Company issued the Placement Warrants to acquire a combined up to 542,360 shares of its common stock at an exercise price of two dollars per share ($2.00) to the Placement Agents and their designees. The Placement Warrants are exercisable at any time at the option of the holder until the five year anniversary of its date of issuance. The number of shares of common stock issuable upon the exercise of each Placement Warrant is adjustable in the event of certain stock dividends, stock splits, combinations of shares and similar transactions. Upon exercise, the aggregate exercise price of the warrants issued are payable by the holders in cash.

The Company estimated the fair value of the Placement Warrants as of the grant date to be $664,064 and recognized the full amount in general and administrative expense for the year ended December 31, 2014.

Pursuant to ASC 815-15 and ASC 815-40, the fair value of the Placement Warrants was recorded as equity awards on the grant dates. The Placement Warrants were valued at their grant dates using the Black-Scholes pricing model and the following weighted average assumptions:

December 31, 2014
Dividend yield	0.00%
Expected volatility	74.66%
Weighted average risk-free interest rate	1.61%
Expected term (years)	5.00